UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Mid Cap Value Fund

July 31, 2009

	Number of
	Shares	Value
Common Stock – 96.17%
Basic Industry – 12.66%
Cliffs Natural Resources	3,600	$98,604
Cytec Industries	4,400	110,440
FMC	4,700	228,608
Nucor	3,400	151,198
†Owens-Illnois	4,400	149,336
†Pactiv	4,900	123,382
PPG Industries	1,100	60,500
Sherwin-Williams	1,700	98,175
Sigma-Aldrich	2,200	111,650
		1,131,893
Business Services – 2.66%
Brink's	2,200	59,730
†Brink's Home Security Holding	2,200	65,604
Donnelley (R.R.) & Sons	2,200	30,580
Manpower	1,700	81,515
		237,429
Capital Spending – 5.40%
Cummins	3,300	141,933
†Energizer Holdings	1,100	70,466
Harsco	3,900	107,289
Parker Hannifin	1,700	75,276
Republic Services	3,300	87,780
		482,744
Consumer Cyclical – 3.72%
Borg Warner	3,300	109,527
Eaton	1,100	57,112
Horton (D.R.)	4,500	52,155
Johnson Controls	4,400	113,872
		332,666
Consumer Services – 10.72%
†Dollar Tree	2,300	106,076
Fortune Brands	1,700	67,269
Gap	6,200	101,184
Hasbro	2,800	74,200
Macy's	6,000	83,460
Marriott International Class A	4,416	95,126
Meredith	1,700	44,999
PETsMART	4,400	98,428
Ross Stores	3,000	132,270
Tiffany	2,800	83,524
VF	1,100	71,159
		957,695
Consumer Staples – 3.49%
Del Monte Foods	14,300	138,138
Reynolds American	3,300	143,583
†Smithfield Foods	2,200	29,810
		311,531
Energy – 10.40%
El Paso	5,000	50,300
†Encore Acquisition	2,700	96,120
ENSCO International	2,800	106,092
EQT	2,800	107,464
†Forest Oil	4,300	72,455
†Newfield Exploration	4,400	173,052
Questar	2,200	72,754
Rowan	4,400	93,852
Sempra Energy	1,700	89,131
Williams	4,100	68,429
		929,649

Financial Services – 16.60%
American Financial Group	4,400	107,316
Associated Ban-Corp	2,800	30,352
Bank of Hawaii	2,800	107,436
Berkley (W.R.)	6,000	139,380
Cullen/Frost Bankers	2,200	105,666
Eaton Vance	2,900	82,998
Federated Investors Class B	3,900	101,127
First Horizon National	7,567	97,003
IPC Holdings	4,400	127,336
Loews	2,800	84,056
Northern Trust	1,100	65,791
Raymond James Financial	3,900	80,028
Regions Financial	8,600	38,012
Reinsurance Group of America	2,200	91,300
StanCorp Financial Group	1,400	48,188
TCF Financial	4,400	62,216
Torchmark	2,200	85,932
Zions Bancorporation	2,200	29,876
		1,484,013
Health Care – 5.70%
Becton, Dickinson	2,200	143,330
McKesson	2,200	112,530
Service Corporation International	13,100	82,792
Universal Health Services Class B	1,700	94,537
†Watson Pharmaceuticals	2,200	76,406
		509,595
Real Estate – 3.28%
Boston Properties	1,300	68,770
Brandywine Realty Trust	6,500	53,170
Highwoods Properties	4,700	120,367
Kimco Realty	1,700	16,728
Simon Property Group	619	34,491
		293,526
Technology – 12.76%
†Adobe Systems	3,900	126,438
†Agilent Technologies	3,200	74,304
†Alliant Techsystems	600	47,232
†Avnet	4,000	97,600
†Computer Sciences	2,200	105,974
†Compuware	9,000	65,970
Goodrich	2,200	112,992
National Semiconductor	6,700	100,902
Rockwell Automation	2,200	91,102
†Sybase	3,100	110,980
†Synopsys	6,500	129,870
†Thermo Fisher Scientific	1,700	76,976
		1,140,340
Transportation – 2.31%
Canadian National Railway	2,100	102,438
CSX	2,600	104,312
		206,750
Utilities – 6.47%
CenturyTel	2,200	69,058
Edison International	2,200	71,104
PG&E	2,200	88,814
PPL	3,300	111,507
Public Service Enterprise Group	4,400	142,780
Wisconsin Energy	2,200	94,534
		577,797
Total Common Stock (cost $9,469,817)		8,595,628

	Principal
	Amount
≠Discount Note – 3.08%
Federal Home Loan Bank 0.09% 8/3/09	$275,002	275,001
Total Discount Note (cost $275,001)		275,001

Total Value of Securities Before Security Lending Collateral – 99.25%
(cost $9,744,818)		8,870,629

	Number of
	Shares
Security Lending Collateral* – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	3,905	0
Total Security Lending Collateral (cost $487)		0

Total Value of Securities – 99.25%
(cost $9,745,305)		8,870,629
Obligation to Return Security Lending Collateral* – 0.00%		(487)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.75%		67,420
Net Assets Applicable to 1,384,998 Shares Outstanding – 100.00%		$8,937,562

†None income producing security.
*See Note 3 in “Notes.”
≠The rate shown is the effective yield at time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds I – Delaware Mid Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$9,797,620
Aggregate unrealized appreciation	389,836
Aggregate unrealized depreciation	(1,316,827)
Net unrealized depreciation	$(926,991)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $131,390 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$8,595,628	$-	$-	$8,595,628
Short-Term	-	275,001	-	275,001
Total	$8,595,628	$275,001	-	$8,870,629

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$26
Net change in unrealized
appreciation/depreciation	(26)
Balance as of 7/31/09	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(26)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of July 31, 2009.

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: